Retirement-Related Benefits (Net Periodic Income Cost) (Details 2) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Retirement-related Benefits Disclosures
Total defined contribution plans cost	$ 1,138	$ 1,253	$ 1,384
Total retirement-related benefits net periodic cost	2,572	1,974	2,876
Defined Benefit Pension Plans
Retirement-related Benefits Disclosures
Total defined benefit plans (income)/cost	1,160	449	1,195
U.S. Defined Benefit Pension Plans
Retirement-related Benefits Disclosures
Total defined benefit plans (income)/cost	(261)	(818)	(202)
Personal Pension Plan (PPP)
Retirement-related Benefits Disclosures
Total defined benefit plans (income)/cost	(284)	(833)	(223)
Retention Plan
Retirement-related Benefits Disclosures
Total defined benefit plans (income)/cost	23	15	21
Non-U.S. Defined Benefit Pension Plans
Retirement-related Benefits Disclosures
Total defined benefit plans (income)/cost	1,421	1,267	1,396
PPP and Non-U.S. Defined Benefit Pension Plans
Retirement-related Benefits Disclosures
Total defined benefit plans (income)/cost	1,137	434	1,173
U.S. Defined Contribution Plans
Retirement-related Benefits Disclosures
Total defined contribution plans cost	697	727	809
IBM 401(k) Plus Plan
Retirement-related Benefits Disclosures
Total defined contribution plans cost	676	713	785
IBM Excess 401(k) Plus Plan
Retirement-related Benefits Disclosures
Total defined contribution plans cost	21	14	24
Non-U.S. Defined Contribution Plans
Retirement-related Benefits Disclosures
Total defined contribution plans cost	442	526	575
IBM 401(k) Plus Plan and Non-U.S. Defined Contribution Plans
Retirement-related Benefits Disclosures
Total defined contribution plans cost	1,117	1,239	1,361
Nonpension Postretirement Plans
Retirement-related Benefits Disclosures
Total defined benefit plans (income)/cost	273	272	298
U.S. Nonpension Postretirement Benefit Plans
Retirement-related Benefits Disclosures
Total defined benefit plans (income)/cost	218	206	218
Non-U.S. Nonpension Postretirement Plans
Retirement-related Benefits Disclosures
Total defined benefit plans (income)/cost	55	66	79
U.S. Plans
Retirement-related Benefits Disclosures
Total retirement-related benefits net periodic cost	654	115	826
Non-U.S. Plans
Retirement-related Benefits Disclosures
Total retirement-related benefits net periodic cost	$ 1,918	$ 1,859	$ 2,051